Fair Value Measurements - Fair Value Measurements Using Significant Unobservable Inputs (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Roll Forward]
Beginning balance	$ 560	$ 18,751	$ 18,751	$ 3,785	$ 225
Fair value of warrants issued	18,306	0	16,953	28,472	4,247
Fair value of warrants exercised	0	$ 0	(2,552)	(726)	(123)
Total change in the liability included in earnings	(14,697)		(15,103)	(12,780)	(564)
Extinguishment of convertible note warrant			(17,489)
Ending balance	$ 4,169		$ 560	$ 18,751	$ 3,785